UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000


Signature, Place and Date of Signing:

/s/ Christopher Conneely              Irvington, NY           August 14, 2006
----------------------------     ----------------------    -------------------
    [Signature]                       [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4
Form 13F Information Table Entry Total:       60
Form 13F Information Table Value Total:      $1,640,191
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     28- 10555               Elm Ridge Capital Partners, L.P.
(2)     28- 10557               Elm Ridge Value Advisors, LLC
(3)     28- 11797               Elm Ridge Offshore Master Fund, Ltd.
(4)     28- 10556               Elm Ridge Value Partners Offshore Fund, Inc.
    --------------------------------------------------------------------------

                                           FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR    SH/ PUT/   INVESTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETN  MGRS  SOLE  SHARED      NONE
--------------                  --------         -----       --------  -------    --- ----   --------  ----  ----  ------      ----
AK STL HLDG CORP                COM              001547108   13,827       999,800 SH  CALL   SHARED    1,2,3          999,800
ALLIANCE DATA SYSTEMS CORP      COM              018581108    7,441       126,500     PUT    SHARED    1,2,3          126,500
AMERICAN STD COS INC DEL        COM              029712106   10,991       254,000     PUT    SHARED    1,2,3          254,000
ANHEUSER BUSCH COS INC          COM              035229103   28,111       616,600 SH         SHARED    1,2,3          616,600
AXCAN PHARMA INC                COM              054923107    5,266       401,700 SH         SHARED    1,2,3          401,700
AXCAN PHARMA INC                COM              054923107      506        38,600     CALL   SHARED    1,2,3           38,600
BLOCKBUSTER INC                 CL A             093679108   32,247     6,475,230 SH         SHARED    1,2,3        6,475,230
BLOCKBUSTER INC                 CL B             093679207   15,091     3,437,600 SH         SHARED    1,2,3        3,437,600
CA INC                          COM              12673P105   46,100     2,243,300 SH         SHARED    1,2,3        2,243,300
CENVEO INC                      COM              15670S105   76,643     4,269,800 SH         SHARED    1,2,3        4,269,800
CERNER CORP                     COM              156782104    8,164       220,000     PUT    SHARED    1,2,3          120,000
COMCAST CORP NEW                CL A SPL         20030N200   50,226     1,532,200 SH         SHARED    1,2,3        1,532,200
COMMERCE BANCORP INC NJ         COM              200519106   15,748       441,500     PUT    SHARED    1,2,3          441,500
CONOCOPHILLIPS                  COM              20825C104   40,203       613,500 SH         SHARED    1,2,3          613,500
DANAHER CORP DEL                COM              235851102    4,824        75,000     PUT    SHARED    1,2,3           75,000
DOLLAR THRIFTY AUTOMOTIVE GP    COM              256743105   20,707       459,450 SH         SHARED    1,2,3          459,450
DONNELLEY R R & SONS CO         COM              257867101   26,739       836,900 SH         SHARED    1,2,3          836,900
ENERGY CONVERSION DEVICES IN    COM              292659109    1,235        33,900     PUT    SHARED    1,2,3           33,900
ENTERGY CORP NEW                COM              29364G103   26,857       379,600 SH         SHARED    1,2,3          379,600
FEDERAL HOME LN MTG CORP        COM              313400301   48,709       854,400 SH         SHARED    1,2,3          854,400
FIRST MARBLEHEAD CORP           COM              320771108   24,108       423,400 SH         SHARED    1,2,3          423,400
FLORIDA ROCK IND INC            COM              341140101   12,418       250,000 SH         SHARED    1,2,3          250,000
HARLEY DAVIDSON INC             COM              412822108   37,073       675,400     PUT    SHARED    1,2,3          325,400
HERCULES INC                    COM              427056106   46,535     3,049,500 SH         SHARED    1,2,3        3,049,500
HONEYWELL INTL INC              COM              438516106   40,647     1,008,600 SH         SHARED    1,2,3        1,008,600
ICU MED INC                     COM              44930G107   19,139       453,111 SH         SHARED    1,2,3          453,111
IMPAC MTG HLDGS INC             COM              45254P102   28,355     2,536,268 SH         SHARED    1,2,3        2,536,268
KFX INC                         COM              48245L107    9,819       642,600     PUT    SHARED    1,2,3          642,600
KOMAG INC                       COM NEW          500453204    9,236       200,000     PUT    SHARED    1,2,3          200,000
LORAL SPACE & COMMUNICATNS L    COM              543881106   17,686       623,609 SH         SHARED    1,2,3          623,609
LUCENT TECHNOLOGIES INC         COM              549463107   40,666    16,804,000 SH         SHARED    1,2,3       16,804,000
MBIA INC                        COM              55262C100    7,085       121,000     PUT    SHARED    1,2,3          121,000
MARRIOTT INTL INC NEW           CL A             571903202   20,966       550,000     PUT    SHARED    1,2,3          550,000
MITTAL STEEL CO NV              NY REG SH CL A   60684P101   42,802     1,402,900 SH         SHARED    1,2,3        1,402,900
MOBILE MINI INC                 COM              60740F105   10,236       349,845 SH         SHARED    1,2,3          349,845
NRG ENERGY INC                  COM NEW          629377508   53,167     1,103,500 SH         SHARED    1,2,3        1,103,500
OWENS ILL INC                   COM NEW          690768403   27,595     1,646,500 SH         SHARED    1,2,3        1,646,500
PAR PHARMACEUTICAL COS INC      COM              69888P106   30,658     1,660,800 SH         SHARED    1,2,3        1,660,800
PAR PHARMACEUTICAL COS INC      COM              69888P106   12,553       680,000     CALL   SHARED    1,2,3          680,000
PARTNERS TR FINL GROUP INC      COM              70213F102   18,584     1,628,788 SH         SHARED    1,2,3        1,628,788
PFIZER INC                      COM              717081103   37,676     1,605,300 SH         SHARED    1,2,3        1,605,300
PFIZER INC                      COM              717081103    4,811       205,000     CALL   SHARED    1,2,3          205,000
QUANTUM CORP                    COM DSSG         747906204   32,476    12,395,519 SH         SHARED    1,2,3       12,395,519
QUEBECOR WORLD INC              COM NON-VTG      748203106   43,822     3,994,689 SH         SHARED    1,2,3        3,994,689
RESEARCH IN MOTION LTD          COM              760975102   13,954       200,000     PUT    SHARED    1,2,3          200,000
SPDR TR                         UNIT SER I       78462F103   69,977       550,000     CALL   SHARED    1,2,3          550,000
SANMINA SCI CORP                COM              800907107   61,999    13,478,023 SH         SHARED    1,2,3       13,478,023
SAPPI LTD                       SPON ADR NEW     803069202   24,224     1,939,470 SH         SHARED    1,2,3        1,939,470
SMURFIT STONE CONTAINER CORP    COM              832727101   42,395     3,875,201 SH         SHARED    1,2,3        3,875,201
STERICYCLE INC                  COM              858912108   14,517       223,000     PUT    SHARED    1,2,3          223,000
SUNRISE SENIOR LIVING INC       COM              86768K106    6,913       250,000 SH         SHARED    1,2,3          250,000
SUNRISE SENIOR LIVING INC       COM              86768K106   16,590       600,000     PUT    SHARED    1,2,3          300,000
SYMANTEC CORP                   COM              871503108   53,765     3,459,796 SH         SHARED    1,2,3        3,459,796
TJX COS INC NEW                 COM              872540109   33,140     1,449,700 SH         SHARED    1,2,3        1,449,700
TEMPLE INLAND INC               COM              879868107   44,122     1,029,200 SH         SHARED    1,2,3        1,029,200
TURBOCHEF TECHNOLOGIES INC      COM NEW          900006206    7,062       635,100 SH         SHARED    1,2,3          635,100
UNITED STATES STL CORP NEW      COM              912909108   29,058       414,400 SH         SHARED    1,2,3          414,400
UNITED STATES STL CORP NEW      COM              912909108   52,302       745,900     CALL   SHARED    1,2,3          200,000
VITESSE SEMICONDUCTOR CORP      COM              928497106   13,439     9,332,709 SH         SHARED    1,2,3        9,332,709
WHIRLPOOL CORP                  COM              963320106   48,987       592,700 SH         SHARED    1,2,3          592,700

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